The Company and key events - Key events for the six-month period ended June 30, 2024 (Details)		6 Months Ended
	Jun. 10, 2024 EUR (€) share € / shares	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	106,844
Exercise and subscription of equity instruments | €		€ 93,000	€ 348,000
Ordinary Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	38,100
Par value per share (in EUR per share) | € / shares		€ 0.05
Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share issued, price per share (in EUR per share) | € / shares	€ 2.45
Exercise Of Share Warrants | Ordinary Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	68,744
Definitive Acquisition Of Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares	€ 0.05
Ordinary Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares	€ 0.05
Issued capital free of subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	68,744
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €		€ 88,003	333,000
Share premium | Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €	€ 91,440
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received | €		€ 4,000,000	€ 2,000,000